UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22551

MainStay DefinedTerm Municipal Opportunities Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)               (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

The schedule of investments for the period ended August 31, 2017 is filed herewith.

MainStay DefinedTerm Municipal Opportunities Fund

Portfolio of Investments  August 31, 2017 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 152.6% †

	Alabama 0.8% (0.5% of Managed Assets)
	Jefferson County, Public Building Authority, Revenue Bonds Insured: AMBAC 5.00%, due 4/1/26	$4,500,000	$4,514,715

	Arizona 0.4% (0.2% of Managed Assets)
	Phoenix Industrial Development Authority, Downtown Phoenix Student LLC, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 7/1/42	150,000	150,087
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	2,000,000	2,000,900
			2,150,987
	California 15.8% (10.2% of Managed Assets)
	California Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/47	5,000,000	5,647,400
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	2,165,000	2,560,632
	Ceres Unified School District, Unlimited General Obligation Series A (zero coupon), due 8/1/43	6,375,000	1,144,950
	City of Sacramento, California, Water, Revenue Bonds 5.00%, due 9/1/42 (a)	19,500,000	22,517,820
	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37 (b)	5,225,000	5,264,239
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39 (a)	19,100,000	22,626,241
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.50%, due 9/1/17	100,000	100,000
	Insured: NATL-RE 4.80%, due 9/1/20	105,000	103,948
	Stockton Public Financing Authority, Water System, Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 10/1/31	175,000	175,541
¤	University of California, Regents Medical Center, Revenue Bonds Series J 5.00%, due 5/15/43 (a)	23,260,000	26,814,349
	Westminster School District, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	10,000,000	1,591,700
			88,546,820
	Colorado 0.5% (0.3% of Managed Assets)
	Dominion Water & Sanitation District, Revenue Bonds 6.00%, due 12/1/46	2,500,000	2,606,675
	E-470 Public Highway Authority, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 9/1/29	660,000	375,844
			2,982,519
	District of Columbia 0.6% (0.4% of Managed Assets)
	Metropolitan Washington Airports Authority, Revenue Bonds Series C, Insured: AGC 6.50%, due 10/1/41 (b)	2,400,000	3,150,600

	Florida 7.7% (5.0% of Managed Assets)
	Celebration Pointe Community Development District, Special Assessment Revenue Bonds 5.00%, due 5/1/32 (c)	1,400,000	1,434,426
¤	County of Orange FL Tourist Development Tax Revenue, Revenue Bonds 4.00%, due 10/10/33 (a)	25,000,000	27,181,686
	JEA Electric System, Revenue Bonds Series C 5.00%, due 10/1/37 (a)	12,980,000	14,735,404
			43,351,516
	Georgia 0.0%‡ (0.0% of Managed Assets)
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 6.25%, due 6/15/20	220,000	229,368

	Guam 2.2% (1.4% of Managed Assets)
	Guam Government, Waterworks Authority, Revenue Bonds 5.50%, due 7/1/43	7,550,000	8,420,213
	Guam International Airport Authority, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (d)	3,425,000	4,025,676
			12,445,889
	Illinois 27.3% (17.6% of Managed Assets)
	Chicago Board of Education Dedicated Capital Improvement, Special Tax 5.75%, due 4/1/34	8,000,000	8,948,960
	Chicago Board of Education Dedicated Capital Improvement, Unlimited General Obligation
	Series B 7.00%, due 12/1/42 (c)	3,500,000	4,120,410
	Series A 7.00%, due 12/1/46 (c)	4,000,000	4,698,400
¤	Chicago Board of Education, Unlimited General Obligation
	Series A, Insured: AGM 5.50%, due 12/1/39 (a)	20,000,000	22,041,400
	Series A 7.00%, due 12/1/44	2,380,000	2,729,503
	Chicago O'Hare International Airport, Revenue Bonds Insured: AGM 5.75%, due 1/1/38	5,000,000	5,913,350
	Chicago, Illinois Wastewater Transmission, Revenue Bonds
	Series B. Insured: AGM 5.00%, due 1/1/31	4,140,000	4,809,521
	Series C 5.00%, due 1/1/32	7,120,000	7,926,910
	Chicago, Illinois, Sales Tax, Revenue Bonds Series A 5.25%, due 1/1/38	7,515,000	8,045,409
	Chicago, Unlimited General Obligation
	Series C 5.00%, due 1/1/23	300,000	307,851
	Series C 5.00%, due 1/1/25	885,000	946,357
	Series D 5.00%, due 1/1/29	500,000	509,465
	Series C 5.00%, due 1/1/40	10,000,000	10,158,000
	Series A 5.25%, due 1/1/27	3,000,000	3,328,650
	Series A 5.25%, due 1/1/28	65,000	65,405
	Series A 6.00%, due 1/1/38	2,315,000	2,678,409
	Illinois Sports Facilities Authority, Revenue Bonds
	Insured: AMBAC (zero coupon), due 6/15/20	100,000	92,044
	Insured: AMBAC (zero coupon), due 6/15/21	410,000	364,953
	Insured: AMBAC (zero coupon), due 6/15/23	7,945,000	6,525,546
	Insured: AGM 5.00%, due 6/15/29	350,000	389,921
	Insured: AGM 5.25%, due 6/15/32	150,000	167,749
¤	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 6/15/29	27,450,000	17,793,090
	Series B 5.00%, due 12/15/28	5,000,000	5,364,250
	Series A 5.50%, due 6/15/50	8,835,000	9,117,278
	Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/31	600,000	693,282
	Rock Island County IL, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/27	2,230,000	2,434,937
	Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 4.00%, due 3/1/33	1,500,000	1,550,355
	State of Illinois, Unlimited General Obligation 5.25%, due 7/1/31 (a)	20,000,000	21,460,196
			153,181,601
	Indiana 0.2% (0.1% of Managed Assets)
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	1,105,000	1,080,911

	Kansas 3.9% (2.5% of Managed Assets)
	Kansas Development Finance Authority, Adventist Health Sunbelt Obligated Group, Revenue Bonds Series A 5.00%, due 11/15/32 (a)	19,290,000	21,820,419

	Maryland 4.7% (3.1% of Managed Assets)
	Maryland Health & Higher Educational Facilities Authority, Adventist Health System, Revenue Bonds Series A 5.50%, due 1/1/46	2,600,000	2,986,308
¤	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Obligated Group, Revenue Bonds Series C 5.00%, due 5/15/43 (a)	20,870,000	23,544,684
			26,530,992
	Michigan 16.8% (10.9% of Managed Assets)
¤	Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds
	Senior Lien-Series C, Insured: AGM 5.00%, due 7/1/31	7,500,000	8,609,925
	Senior Lien-Series A 5.00%, due 7/1/32	1,500,000	1,659,600
	Series B, Insured: AGM 5.00%, due 7/1/34 (a)	24,940,000	28,931,398
	Senior Lien-Series A 5.25%, due 7/1/39	5,000,000	5,566,700
	Great Lakes Water Authority, Water Supply System, Revenue Bonds
	Senior Lien-Series C 5.00%, due 7/1/41	1,005,000	1,072,345
	Senior Lien-Series A 5.25%, due 7/1/41	2,385,000	2,593,187
	Senior Lien-Series A 5.75%, due 7/1/37	5,000,000	5,586,400
	Michigan Finance Authority, Public School Academy, University Learning, Revenue Bonds
	7.375%, due 11/1/30	2,920,000	3,062,730
	7.50%, due 11/1/40	2,745,000	2,881,070
¤	Michigan Finance Authority, Trinity Health Corp., Revenue Bonds Series 2016 5.25%, due 12/1/41 (a)	21,630,000	25,422,820
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds
	8.00%, due 4/1/30	1,195,000	1,276,618
	8.00%, due 4/1/40	500,000	532,905
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/48	5,000,000	4,964,750
	Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,135,000	2,160,812
			94,321,260
	Minnesota 0.4% (0.2% of Managed Assets)
	Blaine Minnesota Senior Housing & Healthcare, Crest View Senior Community Project, Revenue Bonds Series A 5.75%, due 7/1/35	2,000,000	2,049,580

	Missouri 0.4% (0.3% of Managed Assets)
	St. Louis County Industrial Development Authority, Nazareth Living Center, Revenue Bonds 6.125%, due 8/15/42	2,120,000	2,240,140

	Nebraska 4.0% (2.6% of Managed Assets)
	Central Plains Energy, Project No. 3, Revenue Bonds 5.25%, due 9/1/37 (a)	20,000,000	22,271,400

	Nevada 2.3% (1.5% of Managed Assets)
	City of Sparks, Tourism Improvement District No. 1, Senior Sales Tax Anticipation, Revenue Bonds Series A 6.75%, due 6/15/28 (c)	12,500,000	12,756,625

	New Hampshire 0.6% (0.4% of Managed Assets)
	Manchester Housing & Redevelopment Authority Inc., Revenue Bonds Series B, Insured: ACA (zero coupon), due 1/1/24	4,740,000	3,627,143

	New Jersey 4.2% (2.7% of Managed Assets)
	New Jersey Building Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/15/26	1,595,000	1,884,253
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (d)	6,120,000	6,671,596
	Series B 5.625%, due 11/15/30 (d)	2,500,000	2,828,125
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds Series 1A 5.00%, due 6/1/41	7,500,000	7,287,225
	New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C, Insured: AGM (zero coupon), due 12/15/34	10,000,000	4,999,700
			23,670,899
	New York 5.5% (3.6% of Managed Assets)
	New York Liberty Development Corp., World Trade Center, Revenue Bonds Class 3 7.25%, due 11/15/44 (c)	5,500,000	6,565,295
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds Series A, Insured: AGM 4.00%, due 7/1/36 (a)	20,000,000	20,936,800
	Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	3,395,000	3,566,923
			31,069,018
	Ohio 2.9% (1.9% of Managed Assets)
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	2,550,000	2,415,207
	Series A-2 5.75%, due 6/1/34	2,425,000	2,275,523
	Series A-2 5.875%, due 6/1/30	12,200,000	11,901,954
			16,592,684
	Oklahoma 1.0% (0.6% of Managed Assets)
	Oklahoma Development Finance Authority, Provident OK Educational Resources, Inc. Cross Village Student Housing Project, Revenue Bonds Series A 5.00%, due 8/1/47	5,000,000	5,513,450

	Pennsylvania 3.5% (2.2% of Managed Assets)
	Harrisburg, Unlimited General Obligation Series F, Insured: AMBAC (zero coupon), due 9/15/21	305,000	258,274
	Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds Series B 6.00%, due 7/1/53 (a)	14,260,000	16,953,993
	Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., Revenue Bonds 8.20%, due 12/1/43	2,000,000	2,295,160
			19,507,427
	Puerto Rico 23.2% (15.0% of Managed Assets)
	Children's Trust Fund Puerto Rico Tobacco Settlement, Revenue Bonds 5.50%, due 5/15/39	5,465,000	5,491,778
	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds
	Senior Lien-Series A, Insured: AGC 5.00%, due 7/1/25	310,000	316,160
	Senior Lien-Series A, Insured: AGC 5.125%, due 7/1/47	3,340,000	3,398,951
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation (e)
	Insured: AGM 4.50%, due 7/1/23	280,000	280,451
	Series A, Insured: AGM 5.00%, due 7/1/35	19,665,000	20,537,929
	Insured: AGM 5.125%, due 7/1/30	1,365,000	1,367,894
	Series A, Insured: AGC 5.25%, due 7/1/23	145,000	145,348
	Series A-4, Insured: AGM 5.25%, due 7/1/30	4,425,000	4,685,765
	Series A, Insured: AGM 5.375%, due 7/1/25	840,000	890,425
	Series A, Insured: AMBAC 5.50%, due 7/1/19	55,000	56,845
	Series A, Insured: AGM 5.50%, due 7/1/27	2,230,000	2,365,562
	Series A, Insured: AGC 5.50%, due 7/1/32	255,000	260,707
	Series C, Insured: AGM 5.50%, due 7/1/32	1,520,000	1,523,648
	Series C, Insured: AGM 5.75%, due 7/1/37	5,440,000	5,453,654
	Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,615,000	2,691,227
	Series A, Insured: AGM 6.00%, due 7/1/33	875,000	878,973
	Series A, Insured: AGM 6.00%, due 7/1/34	755,000	809,790
	Puerto Rico Convention Center District Authority, Revenue Bonds (e)
	Series A, Insured: AGC 4.50%, due 7/1/36	8,210,000	8,213,694
	Series A, Insured: AGC 5.00%, due 7/1/27	635,000	636,327
	Puerto Rico Electric Power Authority, Revenue Bonds (e)
	Series DDD, Insured: AGM 3.625%, due 7/1/23	670,000	670,570
	Series DDD, Insured: AGM 3.65%, due 7/1/24	2,055,000	2,056,747
	Series SS, Insured: NATL-RE 5.00%, due 7/1/19	5,200,000	5,262,348
	Series PP, Insured: NATL-RE 5.00%, due 7/1/24	1,035,000	1,036,801
	Series PP, Insured: NATL-RE 5.00%, due 7/1/25	165,000	165,272
	Series TT, Insured: AGM 5.00%, due 7/1/27	210,000	210,437
	Series VV, Insured: AGM 5.25%, due 7/1/27	1,040,000	1,167,254
¤	Puerto Rico Highway & Transportation Authority, Revenue Bonds (e)
	Series AA-1, Insured: AGM 4.95%, due 7/1/26	6,195,000	6,534,362
	Series K, Insured: AGC, AGM 5.00%, due 7/1/18	560,000	565,460
	Series N, Insured: AMBAC 5.25%, due 7/1/30	2,980,000	3,232,287
	Series N, Insured: AMBAC 5.25%, due 7/1/31	2,535,000	2,748,117
	Series CC, Insured: AGM 5.25%, due 7/1/32	1,345,000	1,496,501
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	4,050,000	4,294,660
	Series CC, Insured: AGM 5.25%, due 7/1/34	1,880,000	2,085,108
	Series N, Insured: AGC 5.25%, due 7/1/34	1,665,000	1,846,651
	Series N, Insured: AGC, AGM 5.50%, due 7/1/25	360,000	407,621
	Series CC, Insured: AGM 5.50%, due 7/1/29	115,000	131,362
	Series N, Insured: AGC, AGM 5.50%, due 7/1/29	5,000,000	5,711,400
	Series N, Insured: AMBAC 5.50%, due 7/1/29	965,000	1,068,622
	Series CC, Insured: AGM 5.50%, due 7/1/30	3,150,000	3,593,268
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds (e)
	Series C, Insured: AMBAC 5.50%, due 7/1/23	835,000	904,054
	Series C, Insured: AMBAC 5.50%, due 7/1/24	170,000	185,317
	Series C, Insured: AMBAC 5.50%, due 7/1/25	815,000	894,748
	Series C, Insured: AMBAC 5.50%, due 7/1/26	650,000	715,312
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/20	590,000	598,467
	Series A, Insured: AGM 5.00%, due 8/1/21	810,000	821,624
	Series A, Insured: AGM 5.00%, due 8/1/22	810,000	821,624
	Series A, Insured: AGM 5.00%, due 8/1/27	2,720,000	2,770,374
	Series A, Insured: AGM 5.00%, due 8/1/30	1,105,000	1,120,857
	Series A, Insured: AGM 5.25%, due 8/1/21	230,000	233,080
	Series C, Insured: AGC 5.25%, due 8/1/21	3,775,000	4,083,682
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds (e)
	Series F, Insured: AGC 5.25%, due 7/1/21	2,000,000	2,160,220
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/25	250,000	282,785
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	10,000,000	10,291,500
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds (e) Series A, Insured: NATL-RE (zero coupon), due 8/1/42	870,000	214,142
			130,387,762
	Rhode Island 3.1% (2.0% of Managed Assets)
	Narragansett Bay Commission Wastewater System, Revenue Bonds Series A 5.00%, due 9/1/38 (a)	15,000,000	17,169,450

	South Carolina 0.2% (0.1% of Managed Assets)
	South Carolina Public Service Authority, Revenue Bonds Series A 5.00%, due 12/1/31	825,000	941,985

	Texas 4.0% (2.6% of Managed Assets)
	Harris County-Houston Sports Authority, Revenue Bonds
	Series H, Insured: NATL-RE (zero coupon), due 11/15/28	50,000	33,298
	Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/38	175,000	66,477
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	260,000	96,551
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/32 (a)	20,000,000	22,065,365
			22,261,691
	U.S. Virgin Islands 3.7% (2.4% of Managed Assets)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A. Insured: AGM 5.00%, due 10/1/32 (c)	2,590,000	2,731,129
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Senior Lien-Series A-1 5.00%, due 10/1/24	1,030,000	858,639
	Senior Lien-Series B 5.00%, due 10/1/24	700,000	583,541
	Series A 5.00%, due 10/1/25	4,660,000	3,737,460
	Series B 5.25%, due 10/1/29	1,765,000	1,342,230
	Series A 6.625%, due 10/1/29	2,000,000	1,562,740
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series A 5.00%, due 10/1/29	2,980,000	2,247,635
	Series C 5.00%, due 10/1/30	3,020,000	2,263,007
	Series A, Insured: AGM 5.00%, due 10/1/32	5,350,000	5,641,521
			20,967,902
	Utah 3.7% (2.4% of Managed Assets)
	County of Utah UT, IHC Health Services, Inc., Revenue Bonds Series B 4.00%, due 5/15/47 (a)	20,000,000	20,737,569

	Virginia 5.0% (3.3% of Managed Assets)
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	5,000,000	4,805,900
¤	Virginia Commonwealth Transportation Board, Capital Projects, Revenue Bonds 5.00%, due 5/15/31 (a)	20,315,000	23,543,207
			28,349,107
	Washington 3.9% (2.5% of Managed Assets)
	Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds Series A 5.00%, due 8/15/44 (a)	19,665,000	22,108,769

	Wisconsin 0.1% (0.1% of Managed Assets)
	Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds Series A 5.00%, due 6/1/36 (c)	500,000	508,470

	Total Investments (Cost $797,433,870)	152.6%	857,038,668
	Floating Rate Note Obligations (f)	(42.1)	(236,340,000)
	Fixed Rate Municipal Term Preferred Shares, at Liquidation Value	(12.5)	(70,000,000)
	Other Assets, Less Liabilities	2.0	10,813,752
	Net Assets Applicable to Common Shares	100.0%	$561,512,420

†	Percentages indicated are based on Fund net assets applicable to Common shares, unless otherwise noted.
‡	Less than one-tenth of a percent.
¤	Among the Fund's 10 largest holdings or issuers held, as of August 31, 2017. May be subject to change daily.
(a)	All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.
(b)	Step coupon - Rate shown was the rate in effect as of August 31, 2017.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Bond insurance is paying principal and interest, since the issuer is in default.
(f)	Face value of Floating Rate Notes issued in TOB transactions.

"Managed Assets" is defined as the Fund's total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued), which was $869,172,372 as of August 31, 2017.

The following abbreviations are used in the above portfolio:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

As of August 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(1,004)	December 2017	$(100,400,000)	$(127,492,313)	$(561,424)

1. As of August 31, 2017, cash in the amount of $1,154,600 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of August 31, 2017.

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$857,038,668	$—	$857,038,668

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(561,424)	$—	$—	$(561,424)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2017, the Fund did not have any transfers among levels.

As of August 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay DefinedTerm Municipal Opportunities Fund

NOTES TO PORTFOLIO OF INVESTMENTS August 31, 2017 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay DefinedTerm Municipal Opportunities Fund (the "Fund") adopted procedures establishing methodologies for the valuation of the Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund’s third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of August 31, 2017, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Fund’s Portfolio of Investments.

The Fund may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended August 31, 2017, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of August 31, 2017, no securities held by the Fund were fair valued in such a manner.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded and are generally categorized as Level 1 in the hierarchy.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY DEFINEDTERM MUNICIPAL OPPORTUNITIES FUND

By:    /s/ Kirk C. Lehneis

Kirk C. Lehneis

President and Principal Executive Officer

Date: October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Kirk C. Lehneis

Kirk C. Lehneis

President and Principal Executive Officer

Date: October 25, 2017

By:    /s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial and

Accounting Officer

Date: October 25, 2017